T. ROWE PRICE BLUE CHIP GROWTH ETF

September 30, 2021 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 26.4%
Entertainment 5.4%
Live Nation Entertainment (1)	970	89
Netflix (1)	7,080	4,321
ROBLOX, Class A (1)	228	17
Roku (1)	1,050	329
Sea, ADR (1)	16,708	5,325
Spotify Technology (1)	3,339	753
Walt Disney (1)	5,937	1,004
		11,838
Interactive Media & Services 20.8%
Alphabet, Class A (1)	1,361	3,639
Alphabet, Class C (1)	7,152	19,062
Facebook, Class A (1)	47,945	16,272
IAC/InterActive (1)	506	66
Match Group (1)	690	108
Pinterest, Class A (1)	29,694	1,513
Snap, Class A (1)	61,817	4,567
Vimeo (1)	108	3
		45,230
Wireless Telecommunication Services 0.2%
T-Mobile US (1)	3,587	458
		458
Total Communication Services		57,526
CONSUMER DISCRETIONARY 18.5%
Auto Components 0.0%
Aptiv (1)	380	57
		57
Hotels Restaurants & Leisure 1.7%
Booking Holdings (1)	443	1,052
Chipotle Mexican Grill (1)	1,049	1,906
Expedia Group (1)	228	37
Hilton Worldwide Holdings (1)	514	68
Marriott International, Class A (1)	228	34
Starbucks	4,169	460
Yum! Brands	506	62
		3,619
Internet & Direct Marketing Retail 12.4%
Alibaba Group Holding, ADR (1)	6,711	994
Amazon.com (1)	7,046	23,146
Coupang, Class A (1)	11,194	312
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
DoorDash, Class A (1)	11,381	2,344
Etsy (1)	522	108
JD.com, ADR (1)	456	33
		26,937
Multiline Retail 0.6%
Dollar General	6,720	1,426
		1,426
Specialty Retail 2.2%
Carvana (1)	9,142	2,757
Ross Stores	14,799	1,611
TJX	5,580	368
		4,736
Textiles, Apparel & Luxury Goods 1.6%
Lululemon Athletica (1)	4,491	1,817
NIKE, Class B	10,893	1,582
		3,399
Total Consumer Discretionary		40,174
FINANCIALS 2.8%
Capital Markets 2.3%
Charles Schwab	13,438	979
Goldman Sachs Group	6,110	2,310
Morgan Stanley	514	50
MSCI	446	271
S&P Global	3,448	1,465
		5,075
Insurance 0.5%
Chubb	3,329	578
Marsh & McLennan	2,498	378
		956
Total Financials		6,031
HEALTH CARE 10.0%
Biotechnology 0.1%
Exact Sciences (1)	409	39
Incyte (1)	686	47
		86
Health Care Equipment & Supplies 4.3%
Align Technology (1)	555	369
Danaher	8,422	2,564
Dentsply Sirona	7,977	463
Intuitive Surgical (1)	3,681	3,659
Stryker	6,816	1,798
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Teleflex	1,423	536
		9,389
Health Care Providers & Services 3.0%
Anthem	399	149
Centene (1)	1,590	99
Cigna	871	174
HCA Healthcare	7,445	1,807
Humana	1,564	609
UnitedHealth Group	9,308	3,637
		6,475
Health Care Technology 0.3%
Veeva Systems, Class A (1)	2,511	723
		723
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific	2,336	1,335
		1,335
Pharmaceuticals 1.7%
AstraZeneca, ADR	7,968	479
Eli Lilly & Co.	8,926	2,062
Zoetis	6,324	1,228
		3,769
Total Health Care		21,777
INDUSTRIALS & BUSINESS SERVICES 1.9%
Commercial Services & Supplies 0.4%
Cintas	850	324
Copart (1)	3,707	514
		838
Electrical Equipment 0.0%
Generac Holdings (1)	184	75
		75
Industrial Conglomerates 0.8%
General Electric	6,687	689
Roper Technologies	2,258	1,008
		1,697
Professional Services 0.7%
CoStar Group (1)	11,268	969
Equifax	1,163	295
TransUnion	3,141	353
		1,617
Total Industrials & Business Services		4,227
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 39.8%
Electronic Equipment, Instruments & Components 0.1%
TE Connectivity	2,748	377
		377
IT Services 12.2%
Affirm Holdings (1)	10,518	1,253
Fidelity National Information Services	3,936	479
Fiserv (1)	16,096	1,746
Global Payments	11,570	1,823
Mastercard, Class A	12,210	4,245
MongoDB (1)	2,915	1,375
PayPal Holdings (1)	18,544	4,825
Shopify, Class A (1)	1,156	1,567
Snowflake (1)	1,063	322
Square, Class A (1)	8,067	1,935
Toast, Class A (1)	892	45
Twilio, Class A (1)	1,201	383
Visa, Class A	29,305	6,528
		26,526
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices (1)	20,062	2,064
ASML Holding NV	2,557	1,905
Marvell Technology	14,046	847
Microchip Technology	514	79
Monolithic Power Systems	1,386	672
NVIDIA	16,996	3,521
Taiwan Semiconductor Manufacturing, ADR	5,790	647
Texas Instruments	5,772	1,109
		10,844
Software 17.8%
Atlassian, Class A (1)	2,684	1,051
Bill.Com Holdings (1)	3,009	803
Coupa Software (1)	1,948	427
Crowdstrike Holdings, Class A (1)	1,100	270
Datadog, Class A (1)	3,589	507
DocuSign (1)	4,532	1,167
Fortinet (1)	4,372	1,277
Intuit	8,423	4,544
Microsoft	66,820	18,838
Paycom Software (1)	281	139
salesforce.com (1)	2,970	806
ServiceNow (1)	8,314	5,174
Splunk (1)	710	103
Synopsys (1)	6,757	2,023
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Workday (1)	294	73
Zoom Video Communications, Class A (1)	6,116	1,599
		38,801
Technology Hardware, Storage & Peripherals 4.7%
Apple	72,136	10,207
		10,207
Total Information Technology		86,755
MATERIALS 0.3%
Chemicals 0.3%
Linde	1,906	559
Sherwin-Williams	393	110
		669
Containers & Packaging 0.0%
Avery Dennison	286	59
		59
Total Materials		728
Total Common Stocks (Cost $195,768)		217,218
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.03% (2)	654,734	655
Total Short-Term Investments (Cost $655)		655
Total Investments in Securities 100.0% of Net Assets (Cost $196,423)		$217,873
Other Assets Less Liabilities (0.0%)		(81)
Net Assets 100.0%		$217,792

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Blue Chip Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE BLUE CHIP GROWTH ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On September 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
ETF785-054Q3
09/2021